Exploration and Evaluation Costs (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about exploration and evaluation assets

Exploration and Evaluation Assets
($ millions)	2019	2018
Beginning of year	997	838
Additions	46	287
Disposals	—	(23)
Transfers to property, plant and equipment (note 9)	(44)	(79)
Expensed exploration expenditures previously capitalized	(355)	(29)
Exchange adjustments	(1)	3
End of year	643	997

Property, Plant and Equipment	Oil and Gas Properties	Processing, Transportation and Storage	Upgrading	Refining	Retail and Other	Total
($ millions)
Cost
December 31, 2017	41,815	86	2,599	9,191	2,930	56,621
Additions	2,465	12	62	744	151	3,434
Acquisitions	64	—	—	3	—	67
Transfers from exploration and evaluation (note 8)	79	—	—	—	—	79
Intersegment transfers	—	—	—	(5)	5	—
Changes in asset retirement obligations (note 17)	43	2	(2)	(5)	7	45
Disposals and derecognition	(632)	—	—	(10)	(1)	(643)
Exchange adjustments	362	1	—	773	3	1,139
December 31, 2018	44,196	101	2,659	10,691	3,095	60,742
Transfers to right-of-use assets(1) (note 10)	(336)	—	—	(180)	—	(516)
Additions(2)	2,340	2	58	899	160	3,459
Acquisitions	10	—	—	—	—	10
Transfers from exploration and evaluation (note 8)	44	—	—	—	—	44
Transfers from right-of-use assets(3) (note 10)	101	—	—	—	—	101
Intersegment transfers	2	—	—	27	(29)	—
Changes in asset retirement obligations (note 17)	469	1	5	19	23	517
Disposals and derecognition	(16)	(2)	(1)	(943)	(2)	(964)
Exchange adjustments	(223)	(1)	—	(496)	(2)	(722)
December 31, 2019	46,587	101	2,721	10,017	3,245	62,671

Accumulated depletion, depreciation, amortization and impairment
December 31, 2017	(26,016)	(47)	(1,462)	(3,176)	(1,842)	(32,543)
Depletion, depreciation, amortization and impairment	(1,811)	(2)	(123)	(503)	(152)	(2,591)
Disposals and derecognition	586	—	—	10	—	596
Exchange adjustments	(138)	(1)	—	(264)	(1)	(404)
December 31, 2018	(27,379)	(50)	(1,585)	(3,933)	(1,995)	(34,942)
Transfers to right-of-use assets(1) (note 10)	12	—	—	40	—	52
Depletion, depreciation, amortization and impairment	(4,082)	(2)	(115)	(736)	(239)	(5,174)
Intersegment transfers	—	—	—	(17)	17	—
Disposals and derecognition	8	—	—	724	2	734
Exchange adjustments	93	1	—	187	1	282
December 31, 2019	(31,348)	(51)	(1,700)	(3,735)	(2,214)	(39,048)

Net book value
December 31, 2018	16,817	51	1,074	6,758	1,100	25,800
December 31, 2019	15,239	50	1,021	6,282	1,031	23,623

Disclosure of exploration and evaluation expenses
The following exploration and evaluation expenses for the years ended December 31, 2019 and 2018 relate to activities associated with the exploration for and evaluation of crude oil and natural gas resources and were recorded in the Upstream Exploration and Production business.

Exploration and Evaluation Expense Summary
($ millions)	2019	2018
Seismic, geological and geophysical	131	102
Expensed drilling	409	41
Expensed land	7	6
	547	149